Financial income and financial expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr (5,106)	SFr 0	SFr 0
Negative interest on financial assets held at amortized costs	0	(562)	(495)
Interest expense on leases	(34)	(43)	(53)
Other financial expenses	(15)	(14)	(8)
Finance costs	SFr (5,155)	SFr (619)	SFr (556)